FINANCIAL RISK MANAGEMENT, Concentration of Financial Instruments Exposed to Credit Risk - Economic Factors (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		S/ 236,245,603	S/ 228,255,471
Financial Instruments with Exposure to Credit Risk [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		236,245,603	228,255,471
Financial Assets at Amortized Cost [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		192,922,371	176,006,344
Central Reserve Bank of Peru [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	35,269,256	44,345,258
Central Reserve Bank of Peru [Member] | Financial Assets at Amortized Cost [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	25,687,934	27,108,101
Financial Services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		28,268,880	24,853,773
Financial Services [Member] | Financial Assets at Amortized Cost [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		18,714,111	15,841,601
Commerce [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		28,252,798	24,539,264
Commerce [Member] | Financial Assets at Amortized Cost [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		26,716,462	24,029,835
Manufacturing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		25,322,793	22,350,273
Manufacturing [Member] | Financial Assets at Amortized Cost [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		22,713,289	19,155,347
Government and Public Administration [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		20,371,685	20,095,267
Government and Public Administration [Member] | Financial Assets at Amortized Cost [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		8,142,978	5,374,603
Mortgage Loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		21,128,330	19,738,710
Mortgage Loans [Member] | Financial Assets at Amortized Cost [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		21,128,330	19,738,710
Consumer Loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		14,717,230	13,144,271
Consumer Loans [Member] | Financial Assets at Amortized Cost [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		14,717,230	13,144,271
Real Estate and Leasing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		11,507,583	12,074,477
Real Estate and Leasing [Member] | Financial Assets at Amortized Cost [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		11,362,371	11,798,614
Communications, Storage and Transportation [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		8,937,308	8,785,569
Communications, Storage and Transportation [Member] | Financial Assets at Amortized Cost [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		7,282,709	7,416,065
Electricity, Gas and Water [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		8,573,152	6,738,288
Electricity, Gas and Water [Member] | Financial Assets at Amortized Cost [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		4,472,766	3,533,722
Community Services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		7,584,239	7,382,750
Community Services [Member] | Financial Assets at Amortized Cost [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		7,584,239	7,382,713
Construction [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		4,401,117	4,174,763
Construction [Member] | Financial Assets at Amortized Cost [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		3,882,922	3,807,260
Mining [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		4,833,771	3,795,823
Mining [Member] | Financial Assets at Amortized Cost [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		4,535,519	3,470,665
Agriculture [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		4,651,040	4,071,023
Agriculture [Member] | Financial Assets at Amortized Cost [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		4,613,294	4,044,735
Hotels and Restaurants [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		2,805,317	2,762,674
Hotels and Restaurants [Member] | Financial Assets at Amortized Cost [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		2,805,317	2,762,674
Education, Health and Other Services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		2,499,705	3,481,672
Education, Health and Other Services [Member] | Financial Assets at Amortized Cost [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		1,778,522	1,712,817
Insurance [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		2,200,379	1,909,193
Insurance [Member] | Financial Assets at Amortized Cost [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		2,185,490	1,898,194
Fishing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		613,148	649,319
Fishing [Member] | Financial Assets at Amortized Cost [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		611,616	639,227
Others [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		4,307,872	3,363,104
Others [Member] | Financial Assets at Amortized Cost [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		3,987,272	3,147,190
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	7,590,125	7,681,968
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Central Reserve Bank of Peru [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1],[2]	1,243,890	1,872,875
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Financial Services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	3,722,627	2,902,651
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Commerce [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	51,436	18,817
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Manufacturing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	180,666	409,490
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Government and Public Administration [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	1,605,754	1,888,710
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Mortgage Loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	0	0
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Consumer Loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	0	0
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Real Estate and Leasing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	81,019	93,422
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Communications, Storage and Transportation [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	93,649	76,711
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Electricity, Gas and Water [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	299,189	194,542
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Community Services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	0	37
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Construction [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	23,109	35,557
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Mining [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	108,609	76,012
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Agriculture [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	6,113	10,815
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Hotels and Restaurants [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	0	0
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Education, Health and Other Services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	102,655	20,285
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Insurance [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	14,057	10,080
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Fishing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	1,532	923
At Fair Value Through Profit or Loss Held for Trading, Hedging and Others [Member] | Others [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[2]	55,820	71,041
At Fair Value Through Profit for Loss Designated at Inception [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		974,664	823,270
At Fair Value Through Profit for Loss Designated at Inception [Member] | Central Reserve Bank of Peru [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1]	0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Financial Services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		271,701	168,452
At Fair Value Through Profit for Loss Designated at Inception [Member] | Commerce [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		4,610	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Manufacturing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		193,091	91,110
At Fair Value Through Profit for Loss Designated at Inception [Member] | Government and Public Administration [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		9,516	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Mortgage Loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Consumer Loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Real Estate and Leasing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	3,073
At Fair Value Through Profit for Loss Designated at Inception [Member] | Communications, Storage and Transportation [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		401,789	367,908
At Fair Value Through Profit for Loss Designated at Inception [Member] | Electricity, Gas and Water [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		11,947	116,209
At Fair Value Through Profit for Loss Designated at Inception [Member] | Community Services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Construction [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		850	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Mining [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		846	8,083
At Fair Value Through Profit for Loss Designated at Inception [Member] | Agriculture [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Hotels and Restaurants [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Education, Health and Other Services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		75,774	68,435
At Fair Value Through Profit for Loss Designated at Inception [Member] | Insurance [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Fishing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		0	0
At Fair Value Through Profit for Loss Designated at Inception [Member] | Others [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss		4,540	0
At Fair Value Through Other Comprehensive Income Investments [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[3]	34,758,443	43,743,889
At Fair Value Through Other Comprehensive Income Investments [Member] | Central Reserve Bank of Peru [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[1],[3]	8,337,432	15,364,282
At Fair Value Through Other Comprehensive Income Investments [Member] | Financial Services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[3]	5,560,441	5,941,069
At Fair Value Through Other Comprehensive Income Investments [Member] | Commerce [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[3]	1,480,290	490,612
At Fair Value Through Other Comprehensive Income Investments [Member] | Manufacturing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[3]	2,235,747	2,694,326
At Fair Value Through Other Comprehensive Income Investments [Member] | Government and Public Administration [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[3]	10,613,437	12,831,954
At Fair Value Through Other Comprehensive Income Investments [Member] | Mortgage Loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[3]	0	0
At Fair Value Through Other Comprehensive Income Investments [Member] | Consumer Loans [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[3]	0	0
At Fair Value Through Other Comprehensive Income Investments [Member] | Real Estate and Leasing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[3]	64,193	179,368
At Fair Value Through Other Comprehensive Income Investments [Member] | Communications, Storage and Transportation [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[3]	1,159,161	924,885
At Fair Value Through Other Comprehensive Income Investments [Member] | Electricity, Gas and Water [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[3]	3,789,250	2,893,815
At Fair Value Through Other Comprehensive Income Investments [Member] | Community Services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[3]	0	0
At Fair Value Through Other Comprehensive Income Investments [Member] | Construction [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[3]	494,236	331,946
At Fair Value Through Other Comprehensive Income Investments [Member] | Mining [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[3]	188,797	241,063
At Fair Value Through Other Comprehensive Income Investments [Member] | Agriculture [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[3]	31,633	15,473
At Fair Value Through Other Comprehensive Income Investments [Member] | Hotels and Restaurants [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[3]	0	0
At Fair Value Through Other Comprehensive Income Investments [Member] | Education, Health and Other Services [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[3]	542,754	1,680,135
At Fair Value Through Other Comprehensive Income Investments [Member] | Insurance [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[3]	832	919
At Fair Value Through Other Comprehensive Income Investments [Member] | Fishing [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[3]	0	9,169
At Fair Value Through Other Comprehensive Income Investments [Member] | Others [Member]
Disclosure of financial risk management [line Items]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	[3]	S/ 260,240	S/ 144,873

[1]	The decrease in the balance corresponds mainly to (i) the purchase of certificates of deposit from the BCRP and (ii) the increase in deposits in the Banco Central de Reserva del Perú; see further details in notes 6(a), 6(b), 5(a) and note 4(a), respectively.
[2]	It includes non-trading investments that did not pass SPPI test.
[3]	OCI: Other comprehensive income.